Commitments and Contingencies	6 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 29 — COMMITMENTS AND CONTINGENCIES

(1)	Apart from the bank loans and lease liability as disclosed in Note 24 and Note 25, no other commitment was identified by the Company.

(2)	Please see Note 24 and Note 25 for the obligation of future payment.

No contingency is identified by the Company as of September 30, 2025.